Finance Receivables (Tables)	3 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Schedule of components of net finance receivables by type
Components of net finance receivables held for investment by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

March 31, 2016
Gross receivables *	$15,293	$—	$513	$21	$15,827
Unearned finance charges and points and fees	(2,196)	—	—	(2)	(2,198)
Accrued finance charges	139	—	4	—	143
Deferred origination costs	64	—	—	—	64
Total	$13,300	$—	$517	$19	$13,836

December 31, 2015
Gross receivables *	$15,353	$1,672	$534	$25	$17,584
Unearned finance charges and points and fees	(2,261)	—	—	(2)	(2,263)
Accrued finance charges	147	31	4	—	182
Deferred origination costs	56	—	—	—	56
Total	$13,295	$1,703	$538	$23	$15,559

*	Gross receivables are defined as follows:

•
Finance receivables purchased as a performing receivable — gross finance receivables equal the unpaid principal balance (“UPB”) for interest bearing accounts and the gross remaining contractual payments for precompute accounts; additionally, the remaining unearned discount, net of premium established at the time of purchase, is included in both interest bearing and precompute accounts to reflect the finance receivable balance at its initial fair value;

•
Finance receivables originated subsequent to the respective OneMain and Fortress acquisitions — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; and

•
Purchased credit impaired finance receivables — gross finance receivables equal the remaining estimated cash flows less the current balance of accretable yield on the purchased credit impaired accounts.

Schedule of unused credit lines extended to customers by the Company
Unused lines of credit extended to customers by the Company were as follows:

(dollars in millions)	March 31, 2016	December 31, 2015

Personal loans	$1	$2
SpringCastle Portfolio	—	365
Real estate loans	20	30
Total	$21	$397

Summary of net finance receivables by type and by days delinquent
The following is a summary of net finance receivables held for investment by type and by days delinquent:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

March 31, 2016
Net finance receivables: *
60-89 days past due	$105	$—	$6	$—	$111
90-119 days past due	93	—	5	—	98
120-149 days past due	93	—	3	—	96
150-179 days past due	88	—	3	—	91
180 days or more past due	5	—	23	—	28
Total delinquent finance receivables	384	—	40	—	424
Current	12,779	—	460	19	13,258
30-59 days past due	137	—	17	—	154
Total	$13,300	$—	$517	$19	$13,836

December 31, 2015
Net finance receivables: *
60-89 days past due	$127	$26	$19	$—	$172
90-119 days past due	97	16	3	—	116
120-149 days past due	58	12	2	1	73
150-179 days past due	62	11	2	—	75
180 days or more past due	4	1	13	—	18
Total delinquent finance receivables	348	66	39	1	454
Current	12,777	1,588	486	22	14,873
30-59 days past due	170	49	13	—	232
Total	$13,295	$1,703	$538	$23	$15,559

Schedule of performing and nonperforming net finance receivables by type
Our performing and nonperforming net finance receivables held for investment by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

March 31, 2016
Performing	$13,021	$—	$483	$19	$13,523
Nonperforming	279	—	34	—	313
Total	$13,300	$—	$517	$19	$13,836

December 31, 2015
Performing	$13,074	$1,663	$518	$22	$15,277
Nonperforming	221	40	20	1	282
Total	$13,295	$1,703	$538	$23	$15,559

Schedule of purchased credit impaired finance receivables held for investment and held for sale
Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans *	Total

March 31, 2016
Carrying amount, net of allowance	$529	$—	$83	$612
Outstanding balance	708	—	132	840
Allowance for purchased credit impaired finance receivable losses	30	—	14	44

December 31, 2015
Carrying amount, net of allowance	$652	$350	$89	$1,091
Outstanding balance	911	482	136	1,529
Allowance for purchased credit impaired finance receivable losses	—	—	12	12

*	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)	FA Loans

March 31, 2016
Carrying amount	$56
Outstanding balance	87

December 31, 2015
Carrying amount	$59
Outstanding balance	89

Purchased credit impaired FA Loans held for sale

*	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)	FA Loans

March 31, 2016
Carrying amount	$56
Outstanding balance	87

December 31, 2015
Carrying amount	$59
Outstanding balance	89

Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale
Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans (a)	SCP Loans	FA Loans	Total

Three Months Ended March 31, 2016
Balance at beginning of period	$151	$375	$66	$592
Accretion (b)	(24)	(16)	(2)	(42)
Reclassifications from (to) nonaccretable difference (c)	(23)	—	10	(13)
Transfer due to finance receivables sold	—	(359)	—	(359)
Balance at end of period	$104	$—	$74	$178

Three Months Ended March 31, 2015
Balance at beginning of period	$—	$452	$54	$506
Accretion (b)	—	(21)	(2)	(23)
Reclassifications from nonaccretable difference (c)	—	—	2	2
Balance at end of period	$—	$431	$54	$485

(a)
As a result of the purchase accounting adjustment to the purchased credit impaired OM Loans, which we recorded during the first quarter of 2016, accretion and disposals of finance receivables for the three months ended March 31, 2016 include $1 million and $3 million, respectively, that would have been recorded during the two months ended December 31, 2015, had this adjustment been retroactively reflected since the acquisition date.

(b)	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)	Three Months Ended March 31,
	2016	2015

Accretion	$1	$1

(c)	Reclassifications from (to) nonaccretable difference represents the increases (decreases) in accretion resulting from higher (lower) estimated undiscounted cash flows.

Schedule of Accretion on our purchased credit impaired FA Loans held for sale	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)	Three Months Ended March 31,
	2016	2015

Accretion	$1	$1

Schedule of information regarding TDR finance receivables
Information regarding TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

March 31, 2016
TDR gross finance receivables (b)	$86	$—	$199	$285
TDR net finance receivables	83	—	201	284
Allowance for TDR finance receivable losses	48	—	35	83

December 31, 2015
TDR gross finance receivables (b)	$46	$14	$200	$260
TDR net finance receivables	46	13	201	260
Allowance for TDR finance receivable losses	17	4	34	55

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

March 31, 2016
TDR gross finance receivables	$2	$91	$93
TDR net finance receivables	2	91	93

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

(b)	As defined earlier in this Note.

TDR finance receivables held for sale
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

March 31, 2016
TDR gross finance receivables	$2	$91	$93
TDR net finance receivables	2	91	93

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

Schedule of TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans *	SpringCastle Portfolio	Real Estate Loans *	Total

Three Months Ended March 31, 2016
TDR average net receivables	$63	$11	$201	$275
TDR finance charges recognized	1	—	3	4

Three Months Ended March 31, 2015
TDR average net receivables	$25	$11	$195	$231
TDR finance charges recognized	1	—	3	4

*	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Three Months Ended March 31, 2016
TDR average net receivables	$2	$92	$94
TDR finance charges recognized	—	1	1

Three Months Ended March 31, 2015
TDR average net receivables	$—	$90	$90
TDR finance charges recognized	—	1	1

TDR average net receivables held for sale and finance charges recognized on TDR finance receivables held for sale
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Three Months Ended March 31, 2016
TDR average net receivables	$2	$92	$94
TDR finance charges recognized	—	1	1

Three Months Ended March 31, 2015
TDR average net receivables	$—	$90	$90
TDR finance charges recognized	—	1	1

Schedule of information regarding new volume of the TDR finance receivables
Information regarding the new volume of the TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Three Months Ended March 31, 2016
Pre-modification TDR net finance receivables	$50	$1	$4	$55
Post-modification TDR net finance receivables:
Rate reduction	$46	$1	$3	$50
Other (b)	3	—	1	4
Total post-modification TDR net finance receivables	$49	$1	$4	$54
Number of TDR accounts	6,916	157	89	7,162

Three Months Ended March 31, 2015
Pre-modification TDR net finance receivables	$9	$2	$4	$15
Post-modification TDR net finance receivables:
Rate reduction	$5	$2	$4	$11
Other (b)	3	—	—	3
Total post-modification TDR net finance receivables	$8	$2	$4	$14
Number of TDR accounts	1,864	195	78	2,137

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Three Months Ended March 31, 2016
Pre-modification TDR net finance receivables *	$—	$1	$1
Post-modification TDR net finance receivables *	$—	$1	$1
Number of TDR accounts	128	19	147

Three Months Ended March 31, 2015
Pre-modification TDR net finance receivables **	$—	$—	$—
Post-modification TDR net finance receivables **	$—	$—	$—
Number of TDR accounts	—	9	9

*	Pre- and post-modification TDR personal loans held for sale for the three months ended March 31, 2016 were less than $1 million and, therefore, are not quantified in the table above.

**	Pre- and post-modification TDR real estate loans held for sale for the three months ended March 31, 2015 were less than $1 million and, therefore, are not quantified in the table above.

(b)	“Other” modifications primarily include forgiveness of principal or interest.

new volume of the TDR finance receivables held for sale
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Three Months Ended March 31, 2016
Pre-modification TDR net finance receivables *	$—	$1	$1
Post-modification TDR net finance receivables *	$—	$1	$1
Number of TDR accounts	128	19	147

Three Months Ended March 31, 2015
Pre-modification TDR net finance receivables **	$—	$—	$—
Post-modification TDR net finance receivables **	$—	$—	$—
Number of TDR accounts	—	9	9

*	Pre- and post-modification TDR personal loans held for sale for the three months ended March 31, 2016 were less than $1 million and, therefore, are not quantified in the table above.

**	Pre- and post-modification TDR real estate loans held for sale for the three months ended March 31, 2015 were less than $1 million and, therefore, are not quantified in the table above.

Schedule of Troubled Debt Restructurings, Subsequently Defaulted
Net finance receivables held for investment and held for sale that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause the TDR finance receivables to be considered nonperforming (90 days or more past due) were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans (a)	Total

Three Months Ended March 31, 2016
TDR net finance receivables (b) (c)	$2	$—	$1	$3
Number of TDR accounts	400	19	20	439

Three Months Ended March 31, 2015
TDR net finance receivables (b) (d)	$—	$—	$1	$1
Number of TDR accounts	57	10	18	85

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Three Months Ended March 31, 2016
TDR net finance receivables	$1
Number of TDR accounts	9

Three Months Ended March 31, 2015
TDR net finance receivables *	$—
Number of TDR accounts	9

*
TDR real estate loans held for sale for the three months ended March 31, 2015 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the table above.

(b)	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.

(c)
TDR SpringCastle Portfolio loans for the three months ended March 31, 2016 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.

(d)
TDR personal loans and SpringCastle Portfolio loans for the three months ended March 31, 2015 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.

Schedule of Trouble Debt Restructurings, Subsequently Defaulted, Held for Sale
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Three Months Ended March 31, 2016
TDR net finance receivables	$1
Number of TDR accounts	9

Three Months Ended March 31, 2015
TDR net finance receivables *	$—
Number of TDR accounts	9

*
TDR real estate loans held for sale for the three months ended March 31, 2015 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the table above.